Deferred Revenues	12 Months Ended
Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Deferred Revenues

Note 11: Deferred Revenues

Deferred revenues were as follows:

	December 31,
($ in millions)	2016	2015
Deferred VOI sales	$46	$53
Marketing incentive programs	12	11
Club activation fees	45	37
Other	3	2

	$106	$103

Deferred VOI sales include the deferred revenues associated with: the sales associated with incomplete phases or buildings that are recognized under the percentage-of-completion method; the sales of unacquired inventory; and deferred sales associated with our long-term lease product with a reversionary interest. Deferred revenues related to marketing incentive programs include the fair value of Bonus Points liabilities where the VOI purchaser has elected to exchange points for future resort stays and the deferral of membership fees in a program that provides members with travel and hotel savings benefits. The membership fees are recognized on a straight-line basis over the term of the agreement. Club activation fees are paid at closing of a VOI purchase, which grants access to our points-based Club. The revenue from these fees are deferred and amortized on a straight-line basis over the average inventory holding period. Deferred revenues do not include prepaid vacation packages or other prepayments for future stays at our resorts, which are included in Advanced deposits in our consolidated balance sheets.